Financial Instruments and Risk Management - Contractual undiscounted outflows (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management
Carrying amount	$ 13,820	$ 12,796
Contractual cash flow	17,953	16,655
Less than one year
Financial Instruments and Risk Management
Contractual cash flow	3,530	2,904
1-5 years
Financial Instruments and Risk Management
Contractual cash flow	12,877	2,319
Greater than 5 years
Financial Instruments and Risk Management
Contractual cash flow	1,545	11,432
Borrowings
Financial Instruments and Risk Management
Carrying amount	8,648	8,000
Contractual cash flow	11,970	11,859
Borrowings | Less than one year
Financial Instruments and Risk Management
Contractual cash flow	391	360
Borrowings | 1-5 years
Financial Instruments and Risk Management
Contractual cash flow	11,455	1,531
Borrowings | Greater than 5 years
Financial Instruments and Risk Management
Contractual cash flow	123	9,968
Lease liabilities
Financial Instruments and Risk Management
Carrying amount	2,222	2,255
Contractual cash flow	3,033	2,255
Lease liabilities | Less than one year
Financial Instruments and Risk Management
Contractual cash flow	338	147
Lease liabilities | 1-5 years
Financial Instruments and Risk Management
Contractual cash flow	1,422	788
Lease liabilities | Greater than 5 years
Financial Instruments and Risk Management
Contractual cash flow	1,273	1,320
Trade payables
Financial Instruments and Risk Management
Carrying amount	2,689	2,085
Contractual cash flow	2,689	2,085
Trade payables | Less than one year
Financial Instruments and Risk Management
Contractual cash flow	2,689	2,085
Provision
Financial Instruments and Risk Management
Carrying amount	149	144
Contractual cash flow	149	144
Provision | Greater than 5 years
Financial Instruments and Risk Management
Contractual cash flow	149	144
Other payables
Financial Instruments and Risk Management
Carrying amount	112	312
Contractual cash flow	112	312
Other payables | Less than one year
Financial Instruments and Risk Management
Contractual cash flow	$ 112	$ 312